Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	Commitments and Contingencies
Commitments—As of December 31, 2020 and 2019, the Account had the following immediately callable commitments to purchase additional interests in its real estate funds or provide additional funding through its loan receivable investments (in millions):

	Commitment Expiration	December 31, 2020	December 31, 2019

Real Estate Funds(1)
TREA Flagler Venture, LLC	02/2021	$49.6	$—
LCS SHIP Venture I, LLC	06/2021	28.1	28.1
Townsend Group Value-Add Fund	06/2021	241.9	250.0
Grubb Southeast Real Estate Fund VI, LLC	06/2021	81.5	86.6
Silverpeak - REA Alt Inv Fund LP	12/2021	81.1	—
Veritas Trophy VI, LLC(2)	08/2022	29.4	35.8
SP V - II, LLC	09/2022	67.1	74.9
JCR Capital - REA Preferred Equity Parallel Fund	12/2022	92.3	100.0
Taconic New York City GP Fund	11/2023	6.0	11.4
		$677.0	$586.8
Loans Receivable(3)
SCG Oakland Portfolio Mezzanine	03/2021	$6.5	$7.0
BREP VIII Industrial Mezzanine	03/2021	15.5	14.1
311 South Wacker Mezzanine	06/2021	5.4	7.6
Rosemont Towson Mezzanine	09/2021	1.2	1.2
Liberty Park Mezzanine	11/2021	3.1	5.0
San Diego Office Portfolio Senior Loan	08/2022	7.0	10.0
San Diego Office Portfolio Mezzanine	08/2022	2.3	3.3
MRA Hub 34 Holding, LLC	09/2022	1.5	1.5
1330 Broadway Mezzanine	09/2022	10.9	14.0
Colony New England Hotel Portfolio Senior Loan	11/2022	14.1	14.1
Colony New England Hotel Portfolio Mezzanine	11/2022	4.7	4.7
Exo Apartments Senior Loan	01/2023	7.1	7.1
Exo Apartments Mezzanine	01/2023	2.4	2.4
Five Oak Mezzanine	03/2023	2.3	—
		$84.0	$92.0

TOTAL COMMITMENTS		$761.0	$678.8
(1)Additional capital can be called during the commitment period at any time. The commitment period can only be extended by the manager with the consent of the Account. The commitment expiration date is reflective of the most recent signed agreement between the Account and the fund manager, including any side letter agreements.
(2)The fund manager is granted 18 months from the initial contribution date, August 2019, to make its first capital call. If none have occurred, the Account's commitment will be reduced by $15.0 million. If a capital call occurs during the initial 18 month window, the commitment period will be modified to three years from the first capital call date.
(3)Advances from the Account can be requested during the commitment period at any time. The commitment expiration date is reflective of the most recent signed agreement between the Account and the borrower, including any side letter agreements. Certain loans contain extension clauses on the term of the loan that do not require the Account's prior consent. If elected, the Account's commitment may be extended through the extension term.
Contingencies—In the normal course of business, the Account may be named, from time to time, as a defendant or may be involved in various legal actions, including arbitration, class actions and other litigation.
The Account establishes an accrual for all litigation and regulatory matters when it believes it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Once established, accruals are adjusted, as appropriate, in light of additional information. The amount of loss ultimately incurred in relation to those matters may be higher or lower than the amounts accrued for those matters.
As of the date of this report, management of the Account does not believe that the results of any such claims or litigation, individually or in the aggregate, will have a material effect on the Account’s business, financial position or results of operations.